Investment Objectives and Goals - First Trust Flexible Income ETF	Aug. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Flexible Income ETF (FFLX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Flexible Income ETF (the "Fund") seeks to maximize current income.